DEBT	12 Months Ended
Jun. 29, 2018
Debt Disclosure [Abstract]
DEBT
NOTE 13: DEBT
Long-Term Debt
Long-term debt is summarized below:

	2018	2017

	(In millions)
Variable-rate debt:
Term loan, 3-year tranche, due May 29, 2018	$—	$36
Term loan, 5-year tranche, due May 29, 2020	—	269
Floating rate notes, due February 27, 2019	300	—
Floating rate notes, due April 30, 2020	250	—
Total variable-rate debt	550	305
Fixed-rate debt:
1.999% notes, due April 27, 2018	—	500
2.7% notes, due April 27, 2020	400	400
4.4% notes, due December 15, 2020	—	400
5.55% notes, due October 1, 2021	—	400
3.832% notes, due April 27, 2025	600	600
7.0% debentures, due January 15, 2026	100	100
6.35% debentures, due February 1, 2028	26	26
4.400% notes, due June 15, 2028	850	—
4.854% notes, due April 27, 2035	400	400
6.15% notes, due December 15, 2040	300	300
5.054% notes, due April 27, 2045	500	500
Other	14	14
Total fixed-rate debt	3,190	3,640
Total debt	3,740	3,945
Plus: unamortized bond premium	—	29
Less: unamortized discounts and issuance costs	(28)	(24)
Total debt, net	3,712	3,950
Less: current portion of long-term debt, net	(304)	(554)
Total long-term debt, net	$3,408	$3,396

The potential maturities of long-term debt, including the current portion, for the five years following fiscal 2018 and, in total, thereafter are: $305 million in fiscal 2019; $654 million in fiscal 2020; $4 million in fiscal 2021; $1 million in fiscal 2022; none in fiscal 2023; and $2,776 million thereafter.
Long-Term Debt Repaid in Fiscal 2018
On June 22, 2018, we completed our optional redemption of the entire outstanding $400 million aggregate principal amount of our 4.4% Notes due December 15, 2020 (the “4.4% 2020 Notes”) and $400 million aggregate principal amount of our 5.55% Notes due October 1, 2021 (the “2021 Notes” and collectively with the 4.4% 2020 Notes, the “Redeemed Notes”) at a “make-whole” redemption price as set forth in the Redeemed Notes. The combined “make-whole” redemption price for the Redeemed Notes was $844 million, and after adjusting for the carrying value of our bond premium, discounts and issuance costs, we recorded a combined $22 million loss on the extinguishment of the Redeemed Notes in the fourth quarter of fiscal 2018, which is included as a component of the “Non-operating income (loss)” line item in our Consolidated Statement of Income.
During the fourth quarter of fiscal 2018, we also repaid at maturity the entire outstanding $500 million aggregate principal amount of the 1.999% Notes due April 27, 2018.
During the second quarter of fiscal 2018, we repaid in full the $253 million in remaining outstanding indebtedness under the 5-year tranche of our $1.3 billion senior unsecured term loan facility pursuant to our Term Loan Agreement, dated as of March 16, 2015, and recognized a $1 million extinguishment loss, which is included as a component of the “Non-operating income (loss)” line item in our Consolidated Statement of Income, as a result of associated unamortized debt issuance costs. During the fourth quarter of fiscal 2018, we also repaid in full the $36 million in remaining indebtedness under the 3-year tranche (for a total of $305 million in term loan indebtedness repaid during fiscal 2018), and as a result, our $1.3 billion senior unsecured term loan facility pursuant to our Term Loan Agreement, dated as of March 16, 2015, was terminated.
Long-Term Debt Repaid in Fiscal 2017
During the second quarter of fiscal 2017, we repaid the entire outstanding $250 million aggregate principal amount of our 4.25% Notes due October 1, 2016 at maturity. We also repaid $313 million of the principal amount of our variable-rate term loans during fiscal 2017.
Long-Term Debt Issued in Fiscal 2018
Variable-rate Debt: On February 27, 2018, we completed the issuance and sale of $300 million in aggregate principal amount of floating rate notes due February 27, 2019 (“Floating Rate Notes 2019”). We incurred $2 million of debt issuance costs related to the issuance of the Floating Rate Notes 2019, which are being amortized using the effective interest rate method over the life of the notes, and such amortization is included as a component of the “Interest expense” line item in our Consolidated Statement of Income. The Floating Rate Notes 2019 bear interest at a floating rate, reset quarterly, equal to three-month LIBOR plus 0.475% per year. Interest is payable quarterly in arrears on May 27, 2018, August 27, 2018, November 27, 2018 and February 27, 2019, commencing May 27, 2018. The Floating Rate Notes 2019 are not redeemable at our option prior to maturity. Upon a change of control combined with a below-investment-grade rating event, we may be required to make an offer to repurchase the notes at a price equal to 101 percent of the aggregate principal amount of the notes being repurchased, plus accrued interest on the notes being repurchased to, but not including, the date of repurchase. We used the net proceeds from the sale of the Floating Rate Notes 2019 to make a voluntary contribution to our U.S. qualified pension plans during the third quarter of fiscal 2018.
On November 6, 2017, we completed the issuance and sale of $250 million in aggregate principal amount of floating rate notes due April 30, 2020 (“Floating Rate Notes 2020”). We incurred $2 million of debt issuance costs related to the issuance of the Floating Rate Notes 2020, which are being amortized using the effective interest rate method over the life of the notes, and such amortization is included as a component of the “Interest expense” line item in our Consolidated Statement of Income. The Floating Rate Notes 2020 bear interest at a floating rate, reset quarterly, equal to three-month LIBOR plus 0.48% per year. Interest is payable quarterly in arrears on January 30, April 30, July 30 and October 30 of each year, commencing January 30, 2018. The Floating Rate Notes 2020 are not redeemable at our option prior to maturity. Upon a change of control combined with a below-investment-grade rating event, we may be required to make an offer to repurchase the notes at a price equal to 101 percent of the aggregate principal amount of the notes being repurchased, plus accrued interest on the notes being repurchased to, but not including, the date of repurchase. We used the net proceeds, together with cash on hand, to repay in full the $253 million in remaining outstanding indebtedness under the 5-year tranche of our $1.3 billion senior unsecured term loan facility as described above under “Long-Term Debt Repaid in Fiscal 2018”.
Fixed-rate Debt:   On June 4, 2018, in order to fund our optional redemption of the Redeemed Notes as described above under “Long-Term Debt Repaid in Fiscal 2018,” we completed the issuance of $850 million in aggregate principal amount of 4.400% Notes due June 15, 2028 (the “New 2028 Notes”). Interest on the New 2028 Notes is payable semi-annually in arrears on June 15 and December 15 of each year, commencing on December 15, 2018. At any time prior to March 15, 2028, we may redeem the New 2028 Notes, in whole or in part, at our option, at a “make-whole” redemption price equal to the greater of 100 percent of the principal amount of the New 2028 Notes or the sum of the present values of the remaining scheduled payments of the principal and interest (other than interest accruing to the date of redemption) on the notes being redeemed, discounted to the redemption date on a semi-annual basis at the Treasury Rate, as defined, plus 25 basis points. We will pay accrued interest on the principal amount of notes being redeemed to, but not including, the redemption date. At any time on or after March 15, 2028, we may redeem the New 2028 Notes, in whole or in part, at our option, at a redemption price equal to 100 percent of the principal amount of the notes being redeemed, plus accrued interest on the principal amount of the notes being redeemed to, but not including, the redemption date. In addition, upon change of control combined with a below-investment-grade rating event, we may be required to make an offer to repurchase the New 2028 Notes at a price equal to 101 percent of the aggregate principal amount of the notes being repurchased, plus accrued interest on the notes being repurchased to, but not including, the date of repurchase. We incurred $8 million of debt issuance costs related to the issuance of the New 2028 Notes, which are being amortized using the effective interest rate method over the life of the New 2028 Notes, and such amortization is included as a component of the “Interest expense” line item in our Consolidated Statement of Income.
Long-Term Debt From Prior to Fiscal 2018 That Remained Outstanding at June 29, 2018
On April 27, 2015, in connection with the then-pending acquisition of Exelis, to fund a portion of the cash consideration and other amounts payable under the terms of the merger agreement and to redeem certain of our existing notes, we issued long-term fixed-rate debt securities in an aggregate principle amount of $2.4 billion. The principal amounts, interest rates and maturity dates of these securities that remained outstanding at June 29, 2018 were as follows:

•	$400 million in aggregate principal amount of 2.700% Notes due April 27, 2020 (the “2.700% 2020 Notes”),

•	$600 million in aggregate principal amount of 3.832% Notes due April 27, 2025 (the “2025 Notes”),

•	$400 million in aggregate principal amount of 4.854% Notes due April 27, 2035 (the “2035 Notes”), and

•	$500 million in aggregate principal amount of 5.054% Notes due April 27, 2045 (the “2045 Notes” and collectively with the 2.700% 2020 Notes, 2025 Notes and 2035 Notes, the “Exelis Notes”).
Interest on each series of the Exelis Notes is payable semi-annually in arrears on April 27 and October 27 of each year, commencing October 27, 2015. The Exelis Notes are redeemable at our option up to one month prior to the scheduled maturity date at a price equal to the greater of 100 percent of the principal amount of the notes being redeemed or the sum of the present values of the remaining scheduled payments, plus accrued interest, discounted to the redemption date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate, as defined, plus (i) 20 basis points in the case of the 2.700% 2020 Notes, (ii) 30 basis points in the case of the 2025 Notes, (iii) 35 basis points in the case of the 2035 Notes, and (v) 40 basis points in the case of the 2045 Notes. In addition, upon a change of control combined with a below-investment-grade rating event, we may be required to make an offer to repurchase the Exelis Notes at a price equal to 101 percent of the aggregate principal amount of the notes being repurchased, plus accrued interest on the notes being repurchased to, excluding the date of repurchase.
On December 3, 2010, we completed the issuance of $300 million in aggregate principal amount of 6.15% Notes due December 15, 2040 (the “2040 Notes”). The 2040 Notes are redeemable at our option at a price equal to the greater of 100 percent of the principal amount of the notes being redeemed or the sum of the present values of the remaining scheduled payments, plus accrued interest, discounted to the redemption date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate, as defined, plus 35 basis points. In addition, upon a change of control combined with a below-investment-grade rating event, we may be required to make an offer to repurchase the notes at a price equal to 101 percent of the aggregate principal amount of the notes being repurchased, plus accrued interest on the notes being repurchased to, but not including, the date of repurchase.
In January 1996, we completed the issuance of $100 million in aggregate principal amount of 7.0% Debentures due January 15, 2026. The debentures are not redeemable prior to maturity.
In February 1998, we completed the issuance of $150 million in aggregate principal amount of 6.35% Debentures due February 1, 2028. On December 5, 2007, we repurchased and retired $25 million in aggregate principal amount of the debentures. On February 1, 2008, we redeemed $99 million in aggregate principal amount of the debentures pursuant to the procedures for redemption at the option of the holders of the debentures. We may redeem the remaining $26 million in aggregate principal amount of the debentures in whole, or in part, at any time at a pre-determined redemption price.
The following table presents the carrying amounts and estimated fair values of our long-term debt:

	June 29, 2018		June 30, 2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

	(In millions)
Long-term debt (including current portion)(1)	$3,712	$3,848	$3,950	$4,252
_______________

(1)
The fair value was estimated using a market approach based on quoted market prices for our debt traded in the secondary market. If our long-term debt in our balance sheet were measured at fair value, it would be categorized in Level 2 of the fair value hierarchy.

Short-Term Debt
Our short-term debt at June 29, 2018 and June 30, 2017 was $78 million (including $75 million outstanding under our commercial paper program) and $80 million (including $75 million outstanding under our commercial paper program), respectively. Interest expense incurred on our short-term debt was not material in fiscal 2018 and 2017.
Interest Paid
Total interest paid was $175 million and $168 million in fiscal 2018 and 2017, respectively.